Reclamation Provision (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Reclamation Provision
Balance at beginning of the period	$ 2,921	$ 2,062
Changes in estimates	0	349
Unwinding of discount	134	204
Effect of movements in exchange rates	76	306
Balance at end of the period	$ 3,131	$ 2,921